Other income and other losses (Details 1) - ZHEJIANG TIANLAN ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Impairment loss on short term investments	¥ 195	¥ 0		¥ 1,340
Impairment loss on contract assets	3,560	1,238		1,399
Impairment loss on long-term investments	0		$ 0	1,340
Impairment loss on property, plant and equipment	0	0		2,742
Other losses	¥ 3,755	¥ 1,238		¥ 5,481